Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Short-Term Debt

Short-term debt as at December 31 was comprised of:

	Rate of Interest (%)	2019	2018
Commercial paper	2.0 – 2.1	650	391
Other credit facilities [1]	0.8 – 10.4	326	238
		976	629

1  Credit facilities are unsecured and consist of South American facilities with debt of $149 (2018 – $216) and interest rates ranging from 3.00 percent to 10.38 percent, Australia facilities with debt of $157 (2018 – $Nil) and interest rates ranging from 0.75 percent to 2.09 percent, and Other facilities with debt of $20 (2018 – $22) and interest rates ranging from 1.64 percent to 2.50 percent.